UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

ANNUAL REPORT

FRANKLIN ETF TRUST

March 31, 2019

Franklin Liberty Short Duration U.S. Government ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/products/etf/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

Annual Report

Franklin Liberty Short Duration U.S. Government ETF

This annual report for Franklin Liberty Short Duration U.S. Government ETF covers the fiscal year ended March 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +2.05% based on market price and +2.04% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component had a +2.74% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the 12-month period. The economy expanded at a faster rate in 2019’s first quarter

Portfolio Composition*

Based on Total Net Assets as of 3/31/19

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

after moderating in the previous two quarters. Growth in consumer spending, business investment, exports, government spending and inventory investment was partly offset by a decrease in housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.0% in March 2018 to 3.8% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.4% in March 2018 to 1.9% at period-end.3

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% three times during the period, to 2.25%–2.50%, and continued reducing its balance sheet as a part of its plan to normalize monetary policy. At its March 2019 meeting, the Fed held its target range for the federal funds rate unchanged and signaled no rate hikes in 2019. The Fed also lowered its forecasts for economic growth in 2019 and 2020. Furthermore, the Fed mentioned it

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 10.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

would end its balance sheet normalization by the end of September 2019.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs several times in 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus, several better-than-expected U.S. economic reports and optimism surrounding trade talks between the U.S. and China also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, U.S. trade disputes with China and other trading partners, slower domestic and global economic growth, and the Fed’s indications of a cautious approach to its monetary policy decisions. Overall, the 10-year Treasury yield declined from 2.74% at the beginning of the period to 2.41% at period-end.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s duration positioning was the largest detractor from performance relative to the benchmark. The Fund was positioned with less duration than the benchmark, which detracted from relative performance as interest rates fell. The Fund was positioned to outperform with a flattening of the yield curve, and while the curve did flatten, the underweight in duration dominated the total yield curve contribution to relative performance. The Fund’s exposure to ARMs was a positive contributor to performance relative to the benchmark despite some widening in mortgage spreads. Spread widening in the Fund’s exposure to fixed-rate agency mortgage-backed securities (MBS) and multi-family agency MBS was a detractor from performance. The Fund’s exposure to Treasury-Inflation Protected Securities was also a detractor from performance relative to the benchmark as inflation expectations fell.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net unrealized gain.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Roger A. Bayston

Patrick A. Klein

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2019 the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of March 31, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+2.04%	+2.05%	+2.04%	+2.05%
5-Year	+4.55%	+4.54%	+0.89%	+0.89%
Since Inception (11/4/13)	+5.59%	+5.32%	+1.01%	+0.96%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.91%	2.39%	2.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/4/13–3/31/19

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–3/31/19)

Net Investment Income
$2.69616

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.25%	0.49%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 30.760 cent per share March dividend and the NAV of $94.40 per share on 3/31/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Government Index: 1-3 Year Component includes public obligations of the U.S. Treasury with at least one year up to, but not including, three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Ending Account Value 3/31/19	Expenses Paid During Period 10/1/18–3/31/19[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,014.20	$1.21	$1,023.73	$1.21	0.24%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,		Year Ended May 31,

	2019	2018[a]	2017	2016	2015	2014[b]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$95.18	$96.75	$97.83	$99.03	$99.98	$100.00

Income from investment operations[c]:

Net investment income[d]	1.95	1.17	1.02	0.72	0.64	0.41

Net realized and unrealized gains (losses)	(0.03)	(0.89)	(0.08)	(0.39)	0.09	0.67

Total from investment operations	1.92	0.28	0.94	0.33	0.73	1.08

Less distributions from net investment income	(2.70)	(1.85)	(2.02)	(1.53)	(1.68)	(1.10)

Net asset value, end of year	$94.40	$95.18	$96.75	$97.83	$99.03	$99.98

Total return[e]	2.04%	0.30%	0.97%	0.34%	0.74%	1.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.44%	0.50%	0.39%	0.40%	0.68%	0.61%

Expenses net of waiver and payments by affiliates	0.25% [g]	0.27% [g]	0.30% [g]	0.30% [g]	0.30%	0.30%

Net investment income	2.06%	1.47%	1.05%	0.73%	0.64%	0.71%

Supplemental data

Net assets, end of year (000’s)	$125,177	$164,279	$169,406	$183,521	$47,139	$27,595

Portfolio turnover rate[h]	104.49%	103.43%	134.97%	145.14%	198.41%	98.35%

Portfolio turnover rate excluding mortgage dollar rolls[h,i]	64.69%	68.15%	75.90%	62.17%	198.41%	64.98%

aFor the period June 1, 2017 to March 31, 2018.

bFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

hPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

iSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, March 31, 2019

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value
	U.S. Government and Agency Securities 21.3%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$45,504	$44,705
	FICO, D-P, Strip, 9/26/19	1,585,000	1,564,774
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,246,889
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 2.859%, (3-Month USD LIBOR + 0.23%), 2/28/25	1,038,607	1,034,964
	Overseas Private Investment Corp., 4.01%, 5/15/30	1,860,000	1,986,749
	A, zero cpn., 11/15/20	225,000	280,139
	Petroleos Mexicanos, 2.378%, 4/15/25	910,000	903,974
	Reliance Industries Ltd., 2.512%, 1/15/26	1,312,500	1,305,945
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	847,413
	Tayarra Ltd., 3.628%, 2/15/22	531,464	538,116
	U.S. Treasury Note, 1.875%, 11/30/21	1,800,000	1,783,125
	2.00%, 11/15/21	2,000,000	1,988,672
	2.25%, 7/31/21	1,500,000	1,499,853
	2.50%, 1/15/22	3,000,000	3,021,680
	2.50%, 2/15/22	2,500,000	2,519,336
	2.625%, 5/15/21	2,000,000	2,014,687
	[b] Index Linked, 0.125%, 7/15/24	1,907,802	1,885,567
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,124
	Zarapito Leasing LLC, 2.628%, 11/12/26	2,040,896	2,045,946

	Total U.S. Government and Agency Securities (Cost $26,491,508)		26,632,658

	Mortgage-Backed Securities 71.3%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 44.4%
	FHLMC, 2.68%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,373,993	1,361,386
	FHLMC, 2.71%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	1,450,587	1,434,189
	FHLMC, 2.72%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,499,201	1,488,015
	FHLMC, 2.74%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,473,850	1,460,370
	FHLMC, 2.78%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,977,198	1,963,765
	FHLMC, 2.79%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	179,293	178,596
	FHLMC, 2.82%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,592,756	1,588,458
	FHLMC, 2.83%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,593,763	1,588,654
	FHLMC, 2.83%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	2,068,882	2,061,722
	FHLMC, 2.84%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,589,899	1,584,727
	FHLMC, 2.85%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	1,356,937	1,354,137
	FHLMC, 2.85%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,096,606	1,093,444
	FHLMC, 2.86%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	1,570,129	1,566,499
	FHLMC, 2.86%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	1,097,937	1,094,998
	FHLMC, 2.87%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	190,607	190,616
	FHLMC, 2.87%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	602,351	602,415
	FHLMC, 2.89%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,998,376	1,995,526
	FHLMC, 2.91%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,778,582	1,776,572
	FHLMC, 2.99%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,999,741	2,002,723
	FHLMC, 3.00%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,000,000	2,002,982
	FHLMC, 3.03%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	2,000,000	2,004,723
	FHLMC, 3.14%, (1-Month USD LIBOR +/- MBS Margin), 9/25/25	673,157	674,915
	FHLMC, 3.949%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	7,768	8,147
	FHLMC, 4.03%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	232,175	240,332
	FHLMC, 4.066%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	12,316	12,870
	FHLMC, 4.073%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	64,406	67,341
	FHLMC, 4.097%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	45,447	47,444
	FHLMC, 4.168%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	35,182	36,839
	FHLMC, 4.189%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	113,094	119,008
	FHLMC, 4.189%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	541,823	568,469
	FHLMC, 4.196%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	46,002	48,360
	FHLMC, 4.224%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	25,060	26,491

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STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.225%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	$94,313	$98,446
	FHLMC, 4.267%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	5,767	6,040
	FHLMC, 4.292%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	665,818	696,941
	FHLMC, 4.339%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	21,450	22,411
	FHLMC, 4.357%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	66,136	69,603
	FHLMC, 4.364%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	88,453	92,339
	FHLMC, 4.364%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,357	3,508
	FHLMC, 4.373%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	30,937	32,333
	FHLMC, 4.382%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,375	2,493
	FHLMC, 4.409%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	293,267	303,502
	FHLMC, 4.413%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	214,581	223,108
	FHLMC, 4.425%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	977,100	1,027,106
	FHLMC, 4.427%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	22,216	23,248
	FHLMC, 4.431%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	340,308	359,257
	FHLMC, 4.434%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,119	1,173
	FHLMC, 4.448%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	840,753	875,867
	FHLMC, 4.453%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	599,377	630,133
	FHLMC, 4.453%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	285,072	299,569
	FHLMC, 4.455%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	168,515	177,164
	FHLMC, 4.478%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	88,379	91,736
	FHLMC, 4.479%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	77,024	81,149
	FHLMC, 4.481%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,668,762	2,808,212
	FHLMC, 4.484%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	592,692	622,401
	FHLMC, 4.486%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	5,579	5,675
	FHLMC, 4.50%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	10,196	10,690
	FHLMC, 4.502%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,286	1,292
	FHLMC, 4.505%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	361,552	378,967
	FHLMC, 4.509%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	528,166	557,556
	FHLMC, 4.514%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	95,682	100,742
	FHLMC, 4.523%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	602,976	632,473
	FHLMC, 4.523%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	930,755	974,839
	FHLMC, 4.526%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	157,893	168,216
	FHLMC, 4.531%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	353,708	369,492
	FHLMC, 4.534%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	607,760	637,443
	FHLMC, 4.536%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	22,089	23,281
	FHLMC, 4.542%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	16,147	16,988
	FHLMC, 4.548%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	86,916	91,093
	FHLMC, 4.551%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	82,066	85,775
	FHLMC, 4.56%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	325,779	345,123
	FHLMC, 4.56%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,442,669	1,512,364
	FHLMC, 4.562%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	35,425	37,007
	FHLMC, 4.568%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	8,634	9,079
	FHLMC, 4.576%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	203,950	213,963
	FHLMC, 4.577%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,243	3,352
	FHLMC, 4.578%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	165	168
	FHLMC, 4.579%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	235,166	247,170
	FHLMC, 4.596%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	34,131	35,779
	FHLMC, 4.598%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	70,058	73,456
	FHLMC, 4.599%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,167,670	1,225,979
	FHLMC, 4.601%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	19,160	20,107
	FHLMC, 4.608%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	18,977	19,883
	FHLMC, 4.617%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	176,731	186,072
	FHLMC, 4.617%, (12-Month USD LIBOR +/- MBS Margin), 12/01/38	944,963	992,049
	FHLMC, 4.618%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	192,101	201,603
	FHLMC, 4.622%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	74,643	78,492
	FHLMC, 4.622%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	162,997	171,810
	FHLMC, 4.623%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	211,610	221,614

franklintempleton.com	Annual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.626%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	$142,534	$149,455
	FHLMC, 4.632%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	371,750	389,601
	FHLMC, 4.633%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	929	974
	FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	480,781	505,158
	FHLMC, 4.639%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	22,714	23,963
	FHLMC, 4.662%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	2,158,574	2,257,355
	FHLMC, 4.662%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	12,305	12,940
	FHLMC, 4.669%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	35,727	37,395
	FHLMC, 4.673%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	42,878	45,423
	FHLMC, 4.676%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,738	4,976
	FHLMC, 4.704%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	204,079	214,312
	FHLMC, 4.722%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	11,502	12,060
	FHLMC, 4.724%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	23,604	24,862
	FHLMC, 4.728%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,738	17,603
	FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	49,225	51,878
	FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	112,259	118,103
	FHLMC, 4.75%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	21,265	22,405
	FHLMC, 4.765%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	4,331	4,456
	FHLMC, 4.839%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	26,671	28,063
	FHLMC, 4.854%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	114,261	117,189
	FHLMC, 4.90%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	354,846	376,152
	FHLMC, 4.909%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	79,918	84,496
	FHLMC, 4.945%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	173,264	182,456
	FHLMC, 4.981%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	278,769	293,700
	FHLMC, 4.982%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	48,670	51,278
	FHLMC, 4.992%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	78,909	83,225
	FHLMC, 5.101%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	12,778	13,315
	FHLMC, 5.235%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	6,991	7,383
	FHLMC, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,359	1,356

			55,573,596

c	Federal National Mortgage Association (FNMA) Adjustable Rate 23.6%
	FNMA, 2.875%, (11th District COF +/- MBS Margin), 8/01/37	1,057,102	1,069,756
	FNMA, 2.924%, (11th District COF +/- MBS Margin), 8/01/29	33,752	33,661
	FNMA, 3.554%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	111	111
	FNMA, 3.676%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	1,002	1,022
	FNMA, 3.685%, (11th District COF +/- MBS Margin), 10/01/27	409	404
	FNMA, 3.738%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,005	5,080
	FNMA, 3.747%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,015	2,026
	FNMA, 3.792%, (1 Year CMT +/- MBS Margin), 1/01/31	21,556	21,216
	FNMA, 3.797%, (1 Year CMT +/- MBS Margin), 6/01/40	69,057	70,888
	FNMA, 3.797%, (1 Year CMT +/- MBS Margin), 11/01/40	22,323	22,438
	FNMA, 3.861%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,898	2,929
	FNMA, 3.989%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	2,369	2,416
	FNMA, 4.018%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	7,076	7,147
	FNMA, 4.034%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	67,122	69,273
	FNMA, 4.059%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	7,994	8,337
	FNMA, 4.07%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,017	8,306
	FNMA, 4.071%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	11,224	11,602
	FNMA, 4.09%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	6,271	6,485
	FNMA, 4.099%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	5,866	5,965
	FNMA, 4.111%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	61,382	63,211
	FNMA, 4.115%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,880	4,037
	FNMA, 4.122%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,084	1,130
	FNMA, 4.129%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	1,750	1,800
	FNMA, 4.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	169,903	177,853
	FNMA, 4.148%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	13,972	14,428
	FNMA, 4.15%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,179	1,196

12	Annual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.155%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	$432,074	$444,923
	FNMA, 4.158%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,359	7,628
	FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,452	8,605
	FNMA, 4.177%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	5,789	5,979
	FNMA, 4.208%, (11th District COF +/- MBS Margin), 8/01/28	24,748	25,437
	FNMA, 4.212%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	48,496	51,219
	FNMA, 4.213%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	17,143	17,749
	FNMA, 4.238%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	953	986
	FNMA, 4.241%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,524	16,337
	FNMA, 4.245%, (1 Year CMT +/- MBS Margin), 10/01/35	265,630	274,055
	FNMA, 4.248%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	6,301	6,480
	FNMA, 4.254%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	15,294	15,907
	FNMA, 4.258%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	13,016	13,686
	FNMA, 4.267%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	33,340	34,666
	FNMA, 4.268%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	232,673	240,818
	FNMA, 4.268%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	212,004	221,342
	FNMA, 4.269%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	45,385	47,062
	FNMA, 4.273%, (1 Year CMT +/- MBS Margin), 11/01/35	33,122	34,220
	FNMA, 4.273%, (1 Year CMT +/- MBS Margin), 11/01/35	42,833	44,604
	FNMA, 4.276%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	23,657	24,443
	FNMA, 4.286%, (1 Year CMT +/- MBS Margin), 11/01/35	44,469	45,966
	FNMA, 4.288%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	53,058	56,036
	FNMA, 4.292%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,259	2,341
	FNMA, 4.306%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	51,695	54,425
	FNMA, 4.307%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	35,358	36,873
	FNMA, 4.309%, (1 Year CMT +/- MBS Margin), 11/01/35	126,998	131,393
	FNMA, 4.321%, (1 Year CMT +/- MBS Margin), 11/01/35	42,864	44,348
	FNMA, 4.323%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	222,888	229,828
	FNMA, 4.334%, (1 Year CMT +/- MBS Margin), 11/01/35	311,030	316,832
	FNMA, 4.341%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	9,781	10,166
	FNMA, 4.342%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	98,994	103,604
	FNMA, 4.343%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	55,308	58,095
	FNMA, 4.353%, (1 Year CMT +/- MBS Margin), 11/01/35	48,692	50,455
	FNMA, 4.354%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	15,572	16,094
	FNMA, 4.355%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	5,253	5,439
	FNMA, 4.356%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	27,049	27,952
	FNMA, 4.357%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,330	2,390
	FNMA, 4.365%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,675	8,934
	FNMA, 4.365%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	182,145	188,299
	FNMA, 4.366%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	30,203	31,277
	FNMA, 4.367%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	420,941	439,645
	FNMA, 4.367%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	774,926	797,361
	FNMA, 4.373%, (1 Year CMT +/- MBS Margin), 11/01/35	164,902	170,926
	FNMA, 4.373%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	140,576	146,757
	FNMA, 4.385%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	107,569	111,745
	FNMA, 4.387%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,228	6,450
	FNMA, 4.39%, (1 Year CMT +/- MBS Margin), 11/01/35	97,264	100,647
	FNMA, 4.401%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	8,203	8,371
	FNMA, 4.403%, (1 Year CMT +/- MBS Margin), 10/01/35	693,612	720,190
	FNMA, 4.408%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	299,715	312,510
	FNMA, 4.414%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	521,180	546,318
	FNMA, 4.416%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	57,715	61,229
	FNMA, 4.419%, (1 Year CMT +/- MBS Margin), 11/01/35	48,542	50,416
	FNMA, 4.426%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	480,597	501,467
	FNMA, 4.436%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	143,346	151,392
	FNMA, 4.44%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	102,403	107,415
	FNMA, 4.44%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	1,958,905	2,046,212

franklintempleton.com	Annual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.444%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	$241,471	$253,920
	FNMA, 4.453%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	120,303	125,796
	FNMA, 4.453%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	9,369	9,980
	FNMA, 4.454%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	183,617	192,071
	FNMA, 4.457%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	104,088	109,399
	FNMA, 4.459%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	8,441	8,675
	FNMA, 4.461%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	398,851	416,729
	FNMA, 4.462%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	203,386	212,657
	FNMA, 4.468%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	36,865	38,667
	FNMA, 4.469%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	438,638	458,268
	FNMA, 4.472%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	33,955	35,312
	FNMA, 4.48%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	193,402	202,869
	FNMA, 4.486%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	10,269	10,735
	FNMA, 4.491%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	106,038	110,704
	FNMA, 4.491%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	58,450	61,179
	FNMA, 4.501%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,785	1,855
	FNMA, 4.51%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	152,875	158,315
	FNMA, 4.51%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	814,585	852,959
	FNMA, 4.514%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	300,983	316,467
	FNMA, 4.519%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	190,951	199,169
	FNMA, 4.522%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	142,091	150,203
	FNMA, 4.523%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,036,709	2,130,286
	FNMA, 4.525%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	277,552	290,942
	FNMA, 4.527%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	110,297	115,592
	FNMA, 4.529%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,666,637	1,753,780
	FNMA, 4.53%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	216,414	226,270
	FNMA, 4.53%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	499,677	525,957
	FNMA, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,244	1,310
	FNMA, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	773,043	807,764
	FNMA, 4.544%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	66,674	69,992
	FNMA, 4.547%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	489,527	511,446
	FNMA, 4.549%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	233,535	243,882
	FNMA, 4.555%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	7,759	8,115
	FNMA, 4.559%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	8,649	8,919
	FNMA, 4.56%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	222,700	234,608
	FNMA, 4.56%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	53,707	56,503
	FNMA, 4.561%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	23,896	24,815
	FNMA, 4.563%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	87,487	91,927
	FNMA, 4.566%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	195,575	205,664
	FNMA, 4.571%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	301,341	316,131
	FNMA, 4.581%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	11,124	11,631
	FNMA, 4.582%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	9,298	9,924
	FNMA, 4.585%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	18,767	19,727
	FNMA, 4.59%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	11,932	12,396
	FNMA, 4.591%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	12,274	12,825
	FNMA, 4.60%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	144,000	150,848
	FNMA, 4.607%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	14,168	14,840
	FNMA, 4.607%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	117,788	123,808
	FNMA, 4.608%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,983,409	2,069,487
	FNMA, 4.613%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	177,080	185,531
	FNMA, 4.613%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	230,180	241,191
	FNMA, 4.615%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	27,460	28,700
	FNMA, 4.617%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	86,632	91,324
	FNMA, 4.623%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	2,231	2,291
	FNMA, 4.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	57,280	60,549
	FNMA, 4.628%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	12,889	13,454
	FNMA, 4.631%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	47,459	49,625

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.635%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	$2,388	$2,505
	FNMA, 4.641%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	6,284	6,612
	FNMA, 4.642%, (1 Year CMT +/- MBS Margin), 5/01/36	96,007	100,592
	FNMA, 4.646%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	73,315	76,658
	FNMA, 4.651%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	81,502	85,063
	FNMA, 4.653%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	20,924	22,028
	FNMA, 4.656%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	112,582	118,491
	FNMA, 4.662%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	28,607	29,840
	FNMA, 4.664%, (1 Year CMT +/- MBS Margin), 10/01/36	102,361	107,458
	FNMA, 4.675%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	40,201	41,571
	FNMA, 4.678%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	3,552	3,769
	FNMA, 4.686%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	44,545	47,089
	FNMA, 4.688%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	4,606	4,801
	FNMA, 4.692%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	51,956	54,296
	FNMA, 4.699%, (1 Year CMT +/- MBS Margin), 9/01/36	78,923	82,920
	FNMA, 4.70%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	381,641	399,326
	FNMA, 4.719%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	8,958	9,359
	FNMA, 4.721%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	24,002	25,208
	FNMA, 4.723%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	20,007	20,531
	FNMA, 4.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	53,281	56,252
	FNMA, 4.732%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	3,201	3,308
	FNMA, 4.741%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	387,201	397,439
	FNMA, 4.76%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	41,380	43,568
	FNMA, 4.768%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,904	1,969
	FNMA, 4.768%, (12-Month USD LIBOR +/- MBS Margin), 3/01/40	1,258,177	1,329,242
	FNMA, 4.769%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,894	12,401
	FNMA, 4.773%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	138,797	145,857
	FNMA, 4.799%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	12,619	13,216
	FNMA, 4.801%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	73,687	77,585
	FNMA, 4.802%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	80,760	85,536
	FNMA, 4.805%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	8,015	8,316
	FNMA, 4.817%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	53,679	56,594
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	103,165	104,107
	FNMA, 4.83%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	30,229	31,858
	FNMA, 4.849%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	81,271	85,406
	FNMA, 4.934%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	7,239	7,550
	FNMA, 4.935%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	135,840	142,885
	FNMA, 4.943%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	70,128	73,728
	FNMA, 4.972%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	75,667	80,094
	FNMA, 5.06%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	31,875	33,899
	FNMA, 5.314%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	31,873	34,086
	FNMA, 6.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	514	533

			29,560,190

d	Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
	FNMA, 3.50%, 4/15/30	2,500,000	2,557,625
	FNMA, 4.00%, 4/15/46	1,500,000	1,543,125

			4,100,750

	Total Mortgage-Backed Securities (Cost $89,823,083)		89,234,536

	Total Investments before Short Term Investments (Cost $116,314,591)		115,867,194

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Shares	Value
	Short Term Investments (Cost $12,768,717) 10.2%
	Money Market Funds 10.2%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	12,768,717	$12,768,717

	Total Investments (Cost $129,083,308) 102.8%		128,635,911
	Other Assets, less Liabilities (2.8)%		(3,459,348)

	Net Assets 100.0%		$125,176,563

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	56	$11,933,250	6/28/19	$41,558
U.S. Treasury 5 Yr. Note	Long	3	347,484	6/28/19	2,926

Total Futures Contracts					$44,484

*As of period end.

See Note 7 regarding other derivative information.

See abbreviations on page 26.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2019

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$116,314,591
Cost – Non-controlled affiliates (Note 3c)	12,768,717

Value – Unaffiliated issuers	$115,867,194
Value – Non-controlled affiliates (Note 3c)	12,768,717
Cash	4,970
Receivables:
Investment securities sold	8,067,591
Affiliates	40,118
Interest	463,329
Deposits with broker for:
Futures contracts	28,390

Total assets	137,240,309

Liabilities:
Payables:
Investment securities purchased	11,527,775
Distributions to shareholders	407,877
Trustees fees and expenses	1,219
Variation margin on futures contracts	9,570
Accrued expenses and other liabilities	117,305

Total liabilities	12,063,746

Net assets, at value	$125,176,563

Net assets consist of:
Paid-in capital	$133,293,042
Total distributable earnings (loss)	(8,116,479)

Net assets, at value	$125,176,563

Shares outstanding	1,326,000

Net asset value per share	$94.40

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended March 31, 2019

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$53,479
Interest:
Unaffiliated issuers:
Inflation principal adjustments	66,712
Paydown gain (loss)	(1,171,501)
Paid in cash	5,039,203

Total investment income	3,987,893

Expenses:
Management fees (Note 3a)	518,419
Transfer agent fees	1,165
Custodian fees (Note 4)	1,556
Reports to shareholders	25,757
Registration and filing fees	4,100
Professional fees	134,458
Trustees fees and expenses	25,634
Pricing fees	28,561
Other	24,958

Total expenses	764,608

Expense reductions (Note 4)	(1,112)
Expenses waived/paid by affiliates (Note 3c and 3d)	(339,197)

Net expenses	424,299

Net investment income	3,563,594

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,208,775)
Futures contracts	(427,000)

Net realized gain (loss)	(1,635,775)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,410,682
Futures contracts	218,091

Net change in unrealized appreciation (depreciation)	1,628,773

Net realized and unrealized gain (loss)	(7,002)

Net increase (decrease) in net assets resulting from operations	$3,556,592

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,		Year Ended May 31, 2017
	2019	2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$3,563,594	$1,831,770	$1,798,063
Net realized gain (loss)	(1,635,775)	505,256	(115,363)
Net change in unrealized appreciation (depreciation)	1,628,773	(1,883,383)	(12,719)

Net increase (decrease) in net assets resulting from operations	3,556,592	453,643	1,669,981

Distributions to shareholders: (Note 1f)	(4,880,030)	(2,918,241)	(3,529,254)

Capital share transactions (Note 2)	(37,779,166)	(2,662,291)	(12,255,976)

Net increase (decrease) in net assets	(39,102,604)	(5,126,889)	(14,115,249)
Net assets:
Beginning of year	164,279,167	169,406,056	183,521,305

End of year (Note 1f)	$125,176,563	$164,279,167	$169,406,056

aFor the period June 1, 2017 to March 31, 2018.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the years ended March 31, 2018a and May 31, 2017, distributions to shareholders from net investment income were $(2,918,241) and $(3,529,254), respectively.

For the years ended March 31, 2018a and May 31, 2017, undistributed net investment income included in net assets were $97,093 and $41,894, respectively.

aFor the period June 1, 2017 to March 31 , 2018.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the years ended March 31, 2019 and 2018a, and year ended May 31, 2017, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended

	March 31, 2019		March 31, 2018[a]		May 31, 2017

	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	800,000	$75,723,664	450,000	$43,135,140	225,000	$21,900,377
Shares redeemed	(1,200,000)	(113,502,830)	(475,000)	(45,797,431)	(350,000)	(34,156,353)

Net increase (decrease)	(400,000)	$(37,779,166)	(25,000)	$(2,662,291)	(125,000)	$(12,255,976)

aFor the period June 1, 2017 to March 31, 2018.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations. During the year ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change In Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	444,815	200,705,440	188,381,538	12,768,717	$12,768,717	$53,479	$—	$—

d. Waiver and Expense Reimbursements

Effective August 1, 2018, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to August 1, 2018, the contractual waiver excluded acquired fund fees and expenses.

e. Other Affiliated Transactions

At March 31, 2019, Franklin Resources Inc. owned 14.3% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

franklintempleton.com	Annual Report	23

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$2,186,596
Long term	5,515,264

Total capital loss carryforwards	$7,701,860

The tax character of distributions paid during the years ended March 31, 2019 and 2018, and year ended May 31, 2017 was as follows:

	March 31,		May 31,

	2019	2018[a]	2017
Distributions paid from ordinary income	$4,880,030	$2,918,241	$3,529,254

aFor the period June 1, 2017 to March 31, 2018.

At March 31, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$129,122,640

Unrealized appreciation	$228,128
Unrealized depreciation	(670,287)

Net unrealized appreciation (depreciation)	$(442,159)

Distributable earnings – undistributed ordinary income	$470,149

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2019, aggregated $181,447,578 and $225,389,576, respectively.

7. Other Derivative Information

At March 31, 2019, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$44,484[a]	Variation margin	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

24	Annual Report	franklintempleton.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

For the year ended March 31, 2019, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Year	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(427,000)	Futures contracts	$218,091

For the year ended March 31, 2019, the average month end notional amount of futures contracts represented $24,840,492.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$26,632,658	$—	$26,632,658
Mortgage-Backed Securities	—	89,234,536	—	89,234,536
Short Term Investments	12,768,717	—	—	12,768,717

Total Investments in Securities	$12,768,717	$115,867,194	$—	$128,635,911

Other Financial Instruments:
Futures Contracts	$44,484	$—	$—	$44,484

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

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FRANKLIN ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Liberty Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Liberty Short Duration U.S. Government ETF (the “Fund”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for the year ended March 31, 2019, for the period June 1, 2017 through March 31, 2018 and for the year ended May 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year ended March 31, 2019, and the changes in its net assets for the year ended March 31, 2019, for the period June 1, 2017 through March 31, 2018 and for the year ended May 31, 2017, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $4,705,329 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2019.

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FRANKLIN ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2017	39	Zentific Investment Management (hedge fund) (2015-present), Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	39	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Chairperson of the Board and Trustee	Since 2017	46	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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FRANKLIN ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 28 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN ETF TRUST

Franklin Liberty Short Duration U.S. Government ETF

(Fund)

At in-person meetings held on April 9, 2018 (April Meeting) and May 16, 2018 (May Meeting, and collectively with the April Meeting, the Meetings), the Board of Trustees (Board) of Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meetings and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meetings, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement at the Meetings, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

FUND PERFORMANCE. The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017 at the April Meeting and March 31, 2018 at the May Meeting. The Board considered the performance returns for the Fund in comparison to the performance returns of exchange-traded funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

included in the Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short U.S. government exchange-traded funds. The Fund commenced operations on November 4, 2013, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total returns for the one- and three-year periods ended December 31, 2017 and March 31, 2018 were above the medians of its Performance Universe. The Board also noted its ongoing discussions with the Manager about the performance of the Fund to date and the importance of performance to asset growth. The Board concluded that the Fund’s performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, two ultra-short obligation funds, two short-intermediate investment-grade debt funds, and one short-intermediate

U.S. government fund. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, but its actual total expense ratio was slightly above the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

excessive in view of the nature, extent and quality of services provided to the Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Fund commenced operations on November 4, 2013 and that, as of December 31, 2017, the Fund’s net assets were approximately $141 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2019 Franklin Templeton Investments. All rights reserved.		FTSD A 05/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Bhagat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $29,062 for the fiscal year ended March 31, 2019 and $27,782 for the fiscal year ended March 31, 2018.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $15,000 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2018. The services for which these fees were paid included professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2019 and $47 for the fiscal year ended March 31, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $16,500 for the fiscal year ended March 31, 2019 and $0 for the fiscal year ended March 31, 2018. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the

Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $31,500 for the fiscal year ended March 31, 2019 and $47 for the fiscal year ended March 31, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date May 24, 2019

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date May 24, 2019